Quarterly Holdings Report
for
Fidelity Advisor® Mid Cap II Fund
March 31, 2022
AMP-NPRT1-0522
1.814652.117
Common Stocks - 96.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.1%
Entertainment - 0.9%
Activision Blizzard, Inc.	106,740	8,550,941
Live Nation Entertainment, Inc. (a)	49,400	5,811,416
		14,362,357
Interactive Media & Services - 0.5%
Bumble, Inc. (a)	143,800	4,167,324
IAC (a)	30,800	3,088,624
		7,255,948
Media - 0.7%
Interpublic Group of Companies, Inc.	334,994	11,875,537
TOTAL COMMUNICATION SERVICES		33,493,842
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.2%
Adient PLC (a)	95,500	3,893,535
Hotels, Restaurants & Leisure - 4.0%
ARAMARK Holdings Corp.	235,600	8,858,560
Caesars Entertainment, Inc. (a)	147,449	11,406,655
Churchill Downs, Inc.	79,200	17,564,976
Hilton Grand Vacations, Inc. (a)	202,900	10,552,829
Jubilant Foodworks Ltd.	30,596	1,055,157
Noodles & Co. (a)(b)	614,300	3,667,371
Planet Fitness, Inc. (a)	61,300	5,178,624
Vail Resorts, Inc.	16,300	4,242,401
		62,526,573
Household Durables - 1.4%
GoPro, Inc. Class A (a)	320,983	2,737,985
KB Home	63,600	2,059,368
Lovesac (a)	42,417	2,293,063
NVR, Inc. (a)	1,215	5,427,733
Taylor Morrison Home Corp. (a)	226,000	6,151,720
Toll Brothers, Inc.	78,800	3,705,176
		22,375,045
Internet & Direct Marketing Retail - 0.3%
Global-e Online Ltd. (a)	28,200	952,596
Revolve Group, Inc. (a)	70,500	3,785,145
		4,737,741
Leisure Products - 0.5%
YETI Holdings, Inc. (a)(b)	128,000	7,677,440
Specialty Retail - 3.5%
Academy Sports & Outdoors, Inc.	162,400	6,398,560
America's Car Mart, Inc. (a)	20,400	1,643,424
American Eagle Outfitters, Inc. (b)	297,900	5,004,720
Burlington Stores, Inc. (a)	15,400	2,805,418
Dick's Sporting Goods, Inc. (b)	81,300	8,131,626
Five Below, Inc. (a)	85,400	13,524,798
Williams-Sonoma, Inc. (b)	117,700	17,066,500
		54,575,046
Textiles, Apparel & Luxury Goods - 1.7%
Capri Holdings Ltd. (a)	161,700	8,309,763
Deckers Outdoor Corp. (a)	61,475	16,830,011
PVH Corp.	31,900	2,443,859
		27,583,633
TOTAL CONSUMER DISCRETIONARY		183,369,013
CONSUMER STAPLES - 4.0%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	24,600	9,556,362
Food & Staples Retailing - 2.2%
BJ's Wholesale Club Holdings, Inc. (a)	291,900	19,735,357
Grocery Outlet Holding Corp. (a)(b)	73,600	2,412,608
U.S. Foods Holding Corp. (a)	330,300	12,429,189
		34,577,154
Food Products - 0.5%
Nomad Foods Ltd. (a)	350,200	7,907,516
Household Products - 0.7%
Spectrum Brands Holdings, Inc.	123,000	10,912,560
TOTAL CONSUMER STAPLES		62,953,592
ENERGY - 4.7%
Energy Equipment & Services - 0.8%
Baker Hughes Co. Class A	225,900	8,225,019
TechnipFMC PLC (a)	672,800	5,214,200
		13,439,219
Oil, Gas & Consumable Fuels - 3.9%
Antero Resources Corp. (a)	276,400	8,438,492
Cheniere Energy, Inc.	96,600	13,393,590
Denbury, Inc. (a)	2,800	219,996
Genesis Energy LP	196,100	2,296,331
Hess Corp.	88,100	9,430,224
Magnolia Oil & Gas Corp. Class A	502,200	11,877,030
New Fortress Energy, Inc.	113,114	4,819,788
Range Resources Corp. (a)	341,497	10,374,679
		60,850,130
TOTAL ENERGY		74,289,349
FINANCIALS - 14.2%
Banks - 7.3%
Bancorp, Inc., Delaware (a)	282,200	7,994,726
Comerica, Inc.	68,300	6,176,369
East West Bancorp, Inc.	189,200	14,950,584
First Foundation, Inc.	77,142	1,873,779
First Horizon National Corp.	711,600	16,715,484
First Republic Bank	28,400	4,603,640
Huntington Bancshares, Inc.	657,457	9,612,021
KeyCorp	155,500	3,480,090
M&T Bank Corp.	46,200	7,830,900
Meta Financial Group, Inc.	129,200	7,095,664
Popular, Inc.	72,100	5,893,454
Signature Bank	35,500	10,418,895
Wintrust Financial Corp.	202,000	18,771,860
		115,417,466
Capital Markets - 1.9%
Ameriprise Financial, Inc.	25,387	7,625,239
Northern Trust Corp.	77,500	9,024,875
Raymond James Financial, Inc.	83,986	9,230,901
TMX Group Ltd.	43,200	4,443,192
		30,324,207
Diversified Financial Services - 0.6%
Equitable Holdings, Inc.	311,700	9,634,647
Insurance - 4.0%
American Financial Group, Inc.	48,000	6,989,760
Assurant, Inc.	61,300	11,146,179
Hartford Financial Services Group, Inc.	130,100	9,342,481
Old Republic International Corp.	361,400	9,349,418
Primerica, Inc.	114,458	15,660,144
Reinsurance Group of America, Inc.	86,291	9,445,413
		61,933,395
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	155,429	6,405,229
TOTAL FINANCIALS		223,714,944
HEALTH CARE - 9.9%
Biotechnology - 0.9%
Argenx SE ADR (a)	9,100	2,869,321
Blueprint Medicines Corp. (a)	27,100	1,731,148
Exelixis, Inc. (a)	316,500	7,175,055
Neurocrine Biosciences, Inc. (a)	35,800	3,356,250
		15,131,774
Health Care Equipment & Supplies - 3.1%
Boston Scientific Corp. (a)	149,410	6,617,369
Envista Holdings Corp. (a)	190,200	9,264,642
Hologic, Inc. (a)	58,779	4,515,403
JEOL Ltd.	74,300	4,107,561
ResMed, Inc.	17,427	4,226,222
Tandem Diabetes Care, Inc. (a)	49,700	5,779,613
The Cooper Companies, Inc.	15,739	6,572,449
Zimmer Biomet Holdings, Inc.	64,900	8,300,710
		49,383,969
Health Care Providers & Services - 2.3%
Centene Corp. (a)	111,100	9,353,509
Guardant Health, Inc. (a)	21,300	1,410,912
Molina Healthcare, Inc. (a)	39,500	13,176,805
Option Care Health, Inc. (a)	413,400	11,806,704
		35,747,930
Life Sciences Tools & Services - 2.4%
Avantor, Inc. (a)	262,400	8,874,368
Bio-Rad Laboratories, Inc. Class A (a)	4,800	2,703,504
ICON PLC (a)	14,800	3,599,656
Maravai LifeSciences Holdings, Inc. (a)	134,300	4,736,761
Syneos Health, Inc. (a)	144,700	11,713,465
Thermo Fisher Scientific, Inc.	9,530	5,628,895
		37,256,649
Pharmaceuticals - 1.2%
Royalty Pharma PLC	187,600	7,308,896
UCB SA	97,600	11,709,347
		19,018,243
TOTAL HEALTH CARE		156,538,565
INDUSTRIALS - 18.7%
Aerospace & Defense - 1.2%
Axon Enterprise, Inc. (a)	44,600	6,142,758
Howmet Aerospace, Inc.	225,000	8,086,500
Spirit AeroSystems Holdings, Inc. Class A	103,400	5,055,226
		19,284,484
Air Freight & Logistics - 0.9%
Air Transport Services Group, Inc. (a)	162,100	5,422,245
GXO Logistics, Inc. (a)	128,788	9,187,736
		14,609,981
Airlines - 0.6%
Copa Holdings SA Class A (a)(b)	51,900	4,340,916
Jet2 PLC (a)	328,200	4,936,552
		9,277,468
Building Products - 1.9%
Builders FirstSource, Inc. (a)	275,000	17,748,500
Jeld-Wen Holding, Inc. (a)	391,600	7,941,648
UFP Industries, Inc.	47,400	3,657,384
		29,347,532
Commercial Services & Supplies - 0.4%
Driven Brands Holdings, Inc. (a)	231,500	6,083,820
Construction & Engineering - 1.6%
Quanta Services, Inc.	93,100	12,252,891
Willscot Mobile Mini Holdings (a)	325,500	12,736,815
		24,989,706
Electrical Equipment - 3.8%
Acuity Brands, Inc.	60,600	11,471,580
AMETEK, Inc.	82,800	11,027,304
Generac Holdings, Inc. (a)	38,200	11,355,332
Regal Rexnord Corp.	72,502	10,786,848
Sensata Technologies, Inc. PLC (a)	128,447	6,531,530
Sunrun, Inc. (a)(b)	297,707	9,041,362
		60,213,956
Machinery - 2.7%
Crane Co.	135,400	14,661,112
Fortive Corp.	90,400	5,508,072
IDEX Corp.	15,200	2,914,296
Ingersoll Rand, Inc.	78,700	3,962,545
ITT, Inc.	219,459	16,505,511
		43,551,536
Marine - 0.4%
Clarkson PLC	116,369	5,656,121
Professional Services - 3.1%
ASGN, Inc. (a)	98,799	11,530,831
Clarivate Analytics PLC (a)(b)	416,800	6,985,568
Jacobs Engineering Group, Inc.	59,386	8,183,985
KBR, Inc.	288,900	15,811,497
TriNet Group, Inc. (a)	61,800	6,078,648
		48,590,529
Road & Rail - 0.2%
J.B. Hunt Transport Services, Inc.	19,400	3,895,326
Trading Companies & Distributors - 1.9%
Electrocomponents PLC	560,744	7,984,976
GMS, Inc. (a)	74,700	3,717,819
Univar Solutions, Inc. (a)	589,800	18,956,172
		30,658,967
TOTAL INDUSTRIALS		296,159,426
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 0.5%
Digi International, Inc. (a)(b)	365,000	7,854,800
Electronic Equipment & Components - 2.5%
CDW Corp.	28,551	5,107,488
Flex Ltd. (a)	552,700	10,252,585
Jabil, Inc.	258,674	15,967,946
Trimble, Inc. (a)	49,600	3,578,144
Zebra Technologies Corp. Class A (a)	10,200	4,219,740
		39,125,903
IT Services - 4.7%
Akamai Technologies, Inc. (a)	36,437	4,350,213
Amadeus IT Holding SA Class A (a)	125,800	8,179,278
Concentrix Corp.	88,600	14,757,216
EPAM Systems, Inc. (a)	11,500	3,411,015
Euronet Worldwide, Inc. (a)	76,191	9,916,259
Genpact Ltd.	310,243	13,498,673
GoDaddy, Inc. (a)	94,800	7,934,760
WNS Holdings Ltd. sponsored ADR (a)	143,700	12,284,913
		74,332,327
Semiconductors & Semiconductor Equipment - 2.9%
Marvell Technology, Inc.	80,100	5,743,971
MKS Instruments, Inc. (b)	85,300	12,795,000
onsemi (a)	178,800	11,194,668
SolarEdge Technologies, Inc. (a)	20,200	6,511,874
Teradyne, Inc.	84,200	9,954,966
		46,200,479
Software - 1.4%
Black Knight, Inc. (a)	136,800	7,933,032
Digital Turbine, Inc. (a)(b)	102,800	4,503,668
Dynatrace, Inc. (a)	181,400	8,543,940
KnowBe4, Inc. (a)	77,300	1,779,446
		22,760,086
TOTAL INFORMATION TECHNOLOGY		190,273,595
MATERIALS - 7.0%
Chemicals - 2.2%
Albemarle Corp. U.S.	10,439	2,308,585
Cabot Corp.	41,300	2,825,333
Celanese Corp. Class A	50,900	7,272,083
CF Industries Holdings, Inc.	76,300	7,863,478
Element Solutions, Inc.	681,200	14,918,280
		35,187,759
Construction Materials - 1.1%
Eagle Materials, Inc.	56,200	7,213,832
Martin Marietta Materials, Inc.	27,400	10,545,986
		17,759,818
Containers & Packaging - 0.8%
Avery Dennison Corp.	48,000	8,350,560
Sealed Air Corp.	56,700	3,796,632
		12,147,192
Metals & Mining - 2.9%
Agnico Eagle Mines Ltd. (Canada)	119,806	7,331,247
Commercial Metals Co.	82,200	3,421,164
First Quantum Minerals Ltd.	450,800	15,606,626
Reliance Steel & Aluminum Co.	42,600	7,810,710
Wheaton Precious Metals Corp.	247,300	11,760,177
		45,929,924
TOTAL MATERIALS		111,024,693
REAL ESTATE - 8.4%
Equity Real Estate Investment Trusts (REITs) - 7.7%
Alexandria Real Estate Equities, Inc.	34,500	6,943,125
CubeSmart	77,200	4,016,716
Douglas Emmett, Inc.	157,800	5,273,676
Duke Realty Corp.	183,400	10,648,204
EastGroup Properties, Inc.	14,600	2,967,888
Highwoods Properties, Inc. (SBI)	180,900	8,274,366
Invitation Homes, Inc.	326,700	13,126,806
Lamar Advertising Co. Class A	129,100	14,998,838
Mid-America Apartment Communities, Inc.	30,600	6,409,170
National Retail Properties, Inc.	230,207	10,345,503
Ryman Hospitality Properties, Inc. (a)	95,100	8,822,427
SL Green Realty Corp.	105,562	8,569,523
Ventas, Inc.	205,900	12,716,384
VICI Properties, Inc.	286,000	8,139,560
		121,252,186
Real Estate Management & Development - 0.7%
CBRE Group, Inc.	117,391	10,743,624
TOTAL REAL ESTATE		131,995,810
UTILITIES - 3.9%
Electric Utilities - 1.5%
Constellation Energy Corp.	105,400	5,928,750
OGE Energy Corp.	415,600	16,948,168
		22,876,918
Independent Power and Renewable Electricity Producers - 2.4%
Clearway Energy, Inc. Class C	347,800	12,698,178
NextEra Energy Partners LP (b)	159,100	13,262,576
The AES Corp.	491,900	12,656,587
		38,617,341
TOTAL UTILITIES		61,494,259
TOTAL COMMON STOCKS (Cost $1,081,510,080)		1,525,307,088

Money Market Funds - 7.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (c)	58,734,738	58,746,485
Fidelity Securities Lending Cash Central Fund 0.31% (c)(d)	59,110,239	59,116,150
TOTAL MONEY MARKET FUNDS (Cost $117,862,635)		117,862,635

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $1,199,372,715)	1,643,169,723
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(62,966,143)
NET ASSETS - 100.0%	1,580,203,580

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	19,460,777	101,111,143	61,825,435	11,724	-	-	58,746,485	0.1%
Fidelity Securities Lending Cash Central Fund 0.31%	60,658,850	121,188,838	122,731,538	15,843	-	-	59,116,150	0.1%
Total	80,119,627	222,299,981	184,556,973	27,567	-	-	117,862,635

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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